Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss receivables from customer	$ 501,000		$ 575,000
Allowance for expected credit losses on loan receivables			410,000
Impairment loss of long-term investments	$ 290,000
Finite-lived intangible asset, useful life	2 years
Government subsidies			3,000	49,000
Employment days	2 months	2 months
Employee contribution for MPF	5.00%	5.00%
MPF per month (in Dollars)		$ 1,500
Mandatory provident fund expenses	$ 59,000		38,000	31,000
Income tax temporary difference			9,000	$ 16,000
Deferred tax asset or liability
Tax benefit percentage	50.00%	50.00%
Equity Method Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage	20.00%
Brokers-dealers [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses on loan receivables			$ 15,000